FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 6,447	$ 3,695
Prepayments	314	109
Provisions and decommissioning liabilities	1,713	203
Disclosure of financial liabilities [line items]
Financial liabilities	7,190	3,805
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	159	32
Other Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	7,031	3,773
FVTPL
Disclosure of financial assets [line items]
Financial assets	166	76
Available for sale securities
Disclosure of financial assets [line items]
Financial assets	429	432
Loans and Receivables
Disclosure of financial assets [line items]
Financial assets	5,852	3,187
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	3,925	2,254
Accounts payable and other | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	159	32
Accounts payable and other | Other Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,766	2,222
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	3,265	1,551
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Other Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,265	1,551
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,106	1,050
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Available for sale securities
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables
Disclosure of financial assets [line items]
Financial assets	1,106	1,050
Accounts receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	4,362	1,797
Accounts receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	50	42
Accounts receivable, net (current and non-current) | Available for sale securities
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable, net (current and non-current) | Loans and Receivables
Disclosure of financial assets [line items]
Financial assets	4,312	1,755
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	195	309
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Available for sale securities
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Loans and Receivables
Disclosure of financial assets [line items]
Financial assets	195	309
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	784	539
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	116	34
Financial assets (current and non-current) | Available for sale securities
Disclosure of financial assets [line items]
Financial assets	429	432
Financial assets (current and non-current) | Loans and Receivables
Disclosure of financial assets [line items]
Financial assets	$ 239	$ 73